Loans (Tables)	12 Months Ended
Aug. 31, 2022
Loans [Abstract]
Schedule of company’s outstanding loans
		As of August 31,
		2021	2022	2022
		RMB	RMB	US$

Short-term loans	(a)	-	1,516	220
Long-term loans, current portion	(b)	400,932	421,880	61,240
Long-term loans	(b)	-	-	-

Schedule of maturities of the loan principals
	RMB	US$
2023	423,396	61,460
2024
2025	-	-
2026	-	-
2027	-	-
	423,396	61,460